Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000127985
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$287	2.79%

Expenses Paid, Amount	$ 287
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 5.90% for the year ending December 31, 2025. The Bloomberg 1-3 Months U.S. Treasury Bill index, the Fund’s primary benchmark, gained 4.29% for the same period.

Strategy

The OnTrack Core Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.  We use a flexible approach that emphasizes capital preservation but allows us to adopt a less conservative posture and to increase emphasis on capital appreciation when we believe additional risk is warranted by favorable market conditions.

Techniques

Although still fully invested with a small amount of leverage, we shifted the Fund’s portfolio to a conservative posture in mid-January in response to the uncertain stock market environment. The Fund entered April fully invested and leveraged in bond and income funds, preferred stock funds and a limited equity exposure. However, trade policy uncertainty pressured the markets during the month, prompting position reductions in line with our risk-managed approach. As markets improved during the second quarter, the Fund returned to fully invested leveraged positions in low-volatility bond and income mutual funds and preferred stock funds.

Equity markets and the high yield bond markets were resilient in July and extended their uptrend into August. The Fund held its steady portfolio positioning, with substantial investments in preferred securities, junk bond, floating-rate and emerging market bond mutual funds. The Fed delivered its first rate cut of the year in September. Within the portfolio, we exited all floating rate funds and rotated the proceeds into stronger performing areas, particularly emerging market bond funds.

Markets faced heightened volatility in October but continued their uptrend as seasonal tailwinds began to take hold.  We trimmed exposure to high-yield bonds and modestly increased equity exposure primarily through S&P and Russell 2000 index futures.  Overall exposure and leverage were reduced as volatility increased early in November.  We lowered equity exposure during the three week decline, but largely re-added as stocks staged a strong rebound in the final week.  The Fund entered 2026 fully invested and modestly leveraged, consistent with our ongoing emphasis on participating in strong uptrends while maintaining disciplined risk controls.  The largest holdings were low volatility bond and income mutual funds, with an emphasis on emerging market bond funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$11,017	$10,026	$11,196	$10,265
Dec-2017	$11,707	$10,108	$13,640	$10,628
Dec-2018	$11,134	$10,292	$13,042	$10,629
Dec-2019	$11,877	$10,520	$17,149	$11,556
Dec-2020	$15,294	$10,576	$20,304	$12,423
Dec-2021	$15,870	$10,581	$26,132	$12,232
Dec-2022	$14,920	$10,742	$21,399	$10,641
Dec-2023	$15,695	$11,294	$27,025	$11,229
Dec-2024	$15,644	$11,895	$33,786	$11,369
Dec-2025	$16,568	$12,405	$39,827	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
OnTrack Core Fund	5.90%	1.61%	5.18%
Bloomberg U.S. Treasury Bills: 1-3 Months	4.29%	3.24%	2.18%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,861,166
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 598,581
InvestmentCompanyPortfolioTurnover	359.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,861,166 Number of Portfolio Holdings22 Advisory Fee $598,581 Portfolio Turnover359%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.2%
Exchange-Traded Funds	2.4%
Open End Funds	95.4%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Income-International	50.00%
Preferred	16.00%
Alternatives	13.00%
Equity	12.00%
Fixed Income - Other	8.00%
Cash & Equivalent	1.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	12.6%
AQR Equity Market Neutral Fund Class I	11.6%
Nuveen Preferred Securities and Income Fund Class I	10.7%
Victory Pioneer CAT Bond Fund Class Y	9.9%
Eaton Vance Global Macro Absolute Return Fund Class I	7.8%
American Beacon Frontier Markets Income Fund Class Y	7.6%
Cohen & Steers Preferred Securities and Income Class I	6.3%
Diamond Hill Short Duration Securitized Bond Fund Class I	5.0%
AQR Long-Short Equity Fund Class I	5.0%
Roundhill Generative AI & Technology ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments
C000121122
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$270	2.62%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 6.11% for the year ending December 31, 2025.  The Bloomberg 1-3 Months U.S. Treasury Bill index, the Fund’s primary benchmark, gained 4.29% for the same period.

Strategy

The OnTrack Core Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.  We use a flexible approach that emphasizes capital preservation but allows us to adopt a less conservative posture and to increase emphasis on capital appreciation when we believe additional risk is warranted by favorable market conditions.

Techniques

Although still fully invested with a small amount of leverage, we shifted the Fund’s portfolio to a conservative posture in mid-January in response to the uncertain stock market environment. The Fund entered April fully invested and leveraged in bond and income funds, preferred stock funds and a limited equity exposure. However, trade policy uncertainty pressured the markets during the month, prompting position reductions in line with our risk-managed approach. As markets improved during the second quarter, the Fund returned to fully invested leveraged positions in low-volatility bond and income mutual funds and preferred stock funds.

Equity markets and the high yield bond markets were resilient in July and extended their uptrend into August. The Fund held its steady portfolio positioning, with substantial investments in preferred securities, junk bond, floating-rate and emerging market bond mutual funds. The Fed delivered its first rate cut of the year in September. Within the portfolio, we exited all floating rate funds and rotated the proceeds into stronger performing areas, particularly emerging market bond funds.

Markets faced heightened volatility in October but continued their uptrend as seasonal tailwinds began to take hold.  We trimmed exposure to high-yield bonds and modestly increased equity exposure primarily through S&P and Russell 2000 index futures.  Overall exposure and leverage were reduced as volatility increased early in November.  We lowered equity exposure during the three week decline, but largely re-added as stocks staged a strong rebound in the final week.  The Fund entered 2026 fully invested and modestly leveraged, consistent with our ongoing emphasis on participating in strong uptrends while maintaining disciplined risk controls.  The largest holdings were low volatility bond and income mutual funds, with an emphasis on emerging market bond funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$11,041	$10,026	$11,196	$10,265
Dec-2017	$11,758	$10,108	$13,640	$10,628
Dec-2018	$11,205	$10,292	$13,042	$10,629
Dec-2019	$11,973	$10,520	$17,149	$11,556
Dec-2020	$15,448	$10,576	$20,304	$12,423
Dec-2021	$16,057	$10,581	$26,132	$12,232
Dec-2022	$15,126	$10,742	$21,399	$10,641
Dec-2023	$15,939	$11,294	$27,025	$11,229
Dec-2024	$15,916	$11,895	$33,786	$11,369
Dec-2025	$16,888	$12,405	$39,827	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
OnTrack Core Fund	6.11%	1.80%	5.38%
Bloomberg U.S. Treasury Bills: 1-3 Months	4.29%	3.24%	2.18%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,861,166
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 598,581
InvestmentCompanyPortfolioTurnover	359.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,861,166 Number of Portfolio Holdings22 Advisory Fee $598,581 Portfolio Turnover359%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.2%
Exchange-Traded Funds	2.4%
Open End Funds	95.4%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Income-International	50.00%
Preferred	16.00%
Alternatives	13.00%
Equity	12.00%
Fixed Income - Other	8.00%
Cash & Equivalent	1.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	12.6%
AQR Equity Market Neutral Fund Class I	11.6%
Nuveen Preferred Securities and Income Fund Class I	10.7%
Victory Pioneer CAT Bond Fund Class Y	9.9%
Eaton Vance Global Macro Absolute Return Fund Class I	7.8%
American Beacon Frontier Markets Income Fund Class Y	7.6%
Cohen & Steers Preferred Securities and Income Class I	6.3%
Diamond Hill Short Duration Securitized Bond Fund Class I	5.0%
AQR Long-Short Equity Fund Class I	5.0%
Roundhill Generative AI & Technology ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments